Consolidated Balance Sheet Consolidated Balance Sheet - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Liabilities, Current [Abstract]
Loans Payable to Bank, Current	$ 4,809	$ 44,956
Finance Lease, Liability, Current	35,940
Capital Lease Obligations, Current		29,159
Accounts payable and accrued expenses	32,322	48,746
Due to related parties	483	972
Total current liabilities	73,554	123,833
Liabilities, Noncurrent [Abstract]
Bank loans, net	244,545	332,613
Capital Lease Obligations, Noncurrent	356,693	321,646
Other Liabilities, Noncurrent	135	12,500
Total non-current liabilities	601,373	666,759
Total liabilities	674,927	790,592
Commitment and contingencies (Note 7)
Preferred Stock, Shares Authorized	50,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preferred Stock, Value, Issued	$ 0	0
Common Stock, Value, Issued	858	809
Paid-in capital	$ 1,802,296	$ 1,717,144
Treasury Stock, Shares	856,785	856,785
Treasury Stock, Value	$ (56,720)	$ (56,720)
Accumulated deficit	(992,646)	(786,266)
Total shareholders’ equity	753,788	874,967
Total liabilities and shareholders’ equity	1,428,715	1,665,559
Assets, Current [Abstract]
Cash and cash equivalents	40,220	42,530
Inventory, Gross	4,554	6,371
Due from related parties	13,015	5,954
Prepaid expenses and other current assets	10,720	10,431
Total current assets	68,509	65,286
Assets, Noncurrent [Abstract]
Vessels, net	1,277,383	1,271,993
Equity Method Investments	23,857	173,298
Assets Held For Sale, non-current	17,500	77,536
Deferred financing cost, net	2,410	2,982
Other assets	27,266	60,234
Due from related parties	11,790	14,230
Total non-current assets	1,360,206	1,600,273
Total assets	$ 1,428,715	$ 1,665,559
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Preferred Stock, Shares Outstanding	0
Common Stock, Shares Authorized	31,875,000	21,250,000
Common Stock, Par or Stated Value Per Share	$ 0.01